Property, Equipment and Software, net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses	¥ 24,572	$ 3,539	¥ 13,048	¥ 7,037